Stock-Based Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity
The following table summarizes stock option activity:

	Number of Shares Under Option	Weighted Average Exercise Price per Share
Outstanding at December 31, 2009	26,268,678	$15.22
Options granted	2,575,039	20.47
Options exercised	(3,900,514)	14.03
Options forfeited	(1,103,154)	15.09
Outstanding at December 31, 2010	23,840,049	$15.99
Options granted	4,943,178	22.40
Options exercised	(4,514,170)	15.09
Options forfeited	(669,801)	19.05
Outstanding at December 31, 2011	23,599,256	$17.42
Options granted	3,130,843	23.37
Options exercised	(9,360,396)	15.40
Options forfeited	(753,086)	20.24
Outstanding at December 31, 2012	16,616,617	$19.54
Vested and expected to vest at December 31, 2012	15,605,011	$19.40
Options exercisable at December 31, 2012	9,372,970	$17.57

Status Of Company's Nonvested Restricted Stock And Restricted Stock Unit Awards And Changes
A summary of the status of the Company’s nonvested restricted stock and restricted stock unit awards, including performance based restricted stock, as of December 31, 2012 and the changes during the year ended December 31, 2012 are presented below:

	Number of Restricted Stock Awards	Weighted Average Grant-Date Fair Value Per Share
Nonvested at December 31, 2011	2,520,487	$20.16
Granted	936,512	23.27
Released	(794,748)	16.15
Forfeited	(163,935)	22.23
Nonvested at December 31, 2012	2,498,316	$22.47

Stock-Based Compensation Plans, Valuation Assumptions
The assumptions used are as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Volatility	29.7%	33.0%	30.8%
Risk-free interest rate	1.0%	2.4%	2.5%
Expected term of options (in years)	5.9	6.0	5.7
Forfeiture rate	5.5%	5.5%	5.5%
Weighted average grant date fair value per option	$7.00	$8.13	$6.89